LOANS - UNRELATED PARTIES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
LOANS - UNRELATED PARTIES

NOTE 5 – LOANS - UNRELATED PARTIES

As of March 31, 2012 the Company received $9,749 in net loan proceeds from three unrelated parties who are business acquaintances of our shareholder and founder in order to fund working capital expenses. These loans are unsecured and carry no interest rate or repayment terms.